S000076483 [Member] Investment Objectives and Goals - iShares Neuroscience and Healthcare ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® NEUROSCIENCE AND HEALTHCARE ETF Ticker: IBRNStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Neuroscience and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that could benefit from the growth and innovation in neuroscience.